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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08365

Evergreen Select Fixed Income Trust

_____________________________________________________________

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

_____________________________________________________________

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

____________________________________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semi-annual filing for one of its series, Evergreen International Bond Fund, for the six months ended April 30, 2008. These series have an October 31 fiscal year end.

Date of reporting period: April 30, 2008

Item 1 - Reports to Stockholders.

Evergreen International Bond Fund

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen International Bond Fund for the six-month period ended April 30, 2008 (the “six-month period”).

Foreign and domestic equity markets were roiled by investor uncertainties during most of the six-month period as investors worried about the potential contagious effects of weakness in the U.S. economy. Concerns that started with problems with subprime mortgages in the United States created volatility in markets around the globe. Major equity benchmarks suffered steep declines over the first five months of the six-month period before rallying sharply in the final month. In fixed income markets, a credit crunch and resulting liquidity crisis dominated markets, causing a general flight to quality over the first five months of the six-month period. Sovereign debt and other high-quality securities tended to perform well, while credit-sensitive sectors tended to fall. As in the equity markets, this pattern reversed itself in April 2008 as corporate bonds, asset-backed securities and emerging-market debt rallied following a series of actions by the U.S. Federal Reserve Board (the “Fed”) to stabilize the markets. Over the six-month period, prices of gold, oil and other commodities surged while the U.S. dollar weakened further.

After growing briskly during the early months of 2007, the U.S. economy slowed significantly in late 2007 and early 2008. Economic growth decelerated as lending for ordinary consumer and commercial activity dried up, accentuating the weakening effects of declining home prices. Corporate profits, employment and other key

LETTER TO SHAREHOLDERS continued

economic indicators showed clear evidence of deterioration. Gross Domestic Product growth decelerated to a paltry 0.6% rate during the final quarter of 2007 and a marginally better 0.9% pace for the first quarter of 2008. Much of the strength early in 2008 came from exports and government spending, rather than from any noticeable improvements in consumer spending, business investment or housing. To reinvigorate the economy and stimulate lending activity, the Fed became increasingly aggressive, taking a series of steps to pour liquidity into the financial system. Starting in September 2007 and continuing through April 2008, the Fed cut the key fed funds rate seven different times, lowering the influential short-term rate from 5.25% to 2%. In March 2008, the central bank also opened its lending facilities to securities firms as well as commercial banks and intervened to help JPMorgan Chase & Co. purchase the collapsing investment bank Bear Stearns Cos. Meanwhile, Congress and the Bush administration rushed through a $168 billion fiscal stimulus bill, which included tax rebate checks, in an effort to boost growth in the second half of 2008.

During the six-month period, management teams for Evergreen’s global and international funds focused on opportunities in varied sectors of global capital markets. Managers of Evergreen Global Large Cap Equity Fund and Evergreen Global Opportunities Fund, for example, looked at opportunities in both domestic and foreign stock markets. Evergreen Global Large Cap Equity Fund emphasized investments in larger corporations, while Evergreen Global Opportunities Fund concentrated on mid cap and small cap growth stocks. The team supervising Evergreen Intrinsic World Equity Fund searched equity markets throughout the world to find companies with catalysts that could bring improved stock performance over a three- to

LETTER TO SHAREHOLDERS continued

five-year horizon. At the same time, the team managing Evergreen International Equity Fund concentrated on foreign large cap equities, with some exposure to mid cap and emerging market stocks. Meanwhile, managers of Evergreen Emerging Markets Growth Fund focused exclusively on developing economies, while the team supervising Evergreen Precious Metals Fund concentrated on gold-mining stocks and other precious metals-related equities. At the same time, the London-based management team of Evergreen International Bond Fund invested in foreign fixed income markets based on their analysis of macroeconomic fundamentals, interest rate expectations and currency movements.

The experiences over the six-month period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer

Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

FUND AT A GLANCE

as of April 30, 2008

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Evergreen International Advisors

Portfolio Managers:

• Anthony Norris

• Peter Wilson

• Michael Lee

• Alex Perrin

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2008.

The Fixed Income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/15/1993

	Class A	Class B	Class C	Class I	Class IS
Class inception date	9/30/2003	9/30/2003	9/30/2003	12/15/1993	12/15/1993

Nasdaq symbol	ESIYX	ESIUX	ESIVX	ESICX	ESIBX

6-month return with
sales charge	2.41%	2.15%	6.08%	N/A	N/A

6-month return w/o
sales charge	7.54%	7.15%	7.08%	7.61%	7.49%

Average annual return*

1-year with sales charge	9.18%	8.64%	12.68%	N/A	N/A

1-year w/o sales charge	14.58%	13.64%	13.68%	14.72%	14.44%

5-year	6.40%	6.46%	6.75%	7.68%	7.44%

10-year	7.02%	7.20%	7.19%	7.66%	7.42%

Maximum sales charge	4.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, one of the original classes offered along with Class IS. Historical performance shown for Class I shares prior to 8/31/1998 is based on the performance of Class Y of the fund’s predecessor fund, CoreFund Global Bond Fund. Historical performance shown for Class IS prior to 8/31/1998 is based on the performance of Class A of the fund’s predecessor fund. The historical returns for Classes A, B, and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Classes A and IS and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen International Bond Fund Class A shares versus a similar investment in the JPMorgan Global Government Bond Index Excluding U.S. (JPMGXUS), the Merrill Lynch Global Broad Market ex US Index† (MLGBMxUS) and the Consumer Price Index (CPI).

The JPMGXUS and the MLGBMxUS are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Funds that concentrate their investments in a limited number of countries may face increased risk of price fluctuation over more diversified funds due to adverse developments within those countries.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

†Copyright 2008. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of April 30, 2008, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	11/1/2007	4/30/2008	Period*

Actual
Class A	$1,000.00	$1,075.40	$5.06
Class B	$1,000.00	$1,071.48	$8.91
Class C	$1,000.00	$1,070.83	$8.91
Class I	$1,000.00	$1,076.06	$3.77
Class IS	$1,000.00	$1,074.90	$5.00
Hypothetical
(5% return
before expenses)
Class A	$1,000.00	$1,019.99	$4.92
Class B	$1,000.00	$1,016.26	$8.67
Class C	$1,000.00	$1,016.26	$8.67
Class I	$1,000.00	$1,021.23	$3.67
Class IS	$1,000.00	$1,020.04	$4.87

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.98% for Class A, 1.73% for Class B, 1.73% for Class C, 0.73% for Class I and 0.97% for Class IS), multiplied by the average account value over the period, multiplied by 182 / 366 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS A	Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31,

		2007	2006	2005	2004	2003[1]

Net asset value, beginning of period	$11.57	$10.54	$10.74	$11.41	$10.70	$10.73

Income from investment operations
Net investment income (loss)	0.24[2]	0.43[2]	0.39	0.35[2]	0.40[2]	0.04[2]
Net realized and unrealized gains or losses on investments	0.61	0.71	(0.17)	(0.55)	0.82	(0.07)[3]

Total from investment operations	0.85	1.14	0.22	(0.20)	1.22	(0.03)

Distributions to shareholders from
Net investment income	(0.35)	(0.11)	0	(0.42)	(0.47)	0
Net realized gains	0	0	(0.02)	(0.05)	(0.04)	0
Tax basis return of capital	0	0	(0.40)	0	0	0

Total distributions to shareholders	(0.35)	(0.11)	(0.42)	(0.47)	(0.51)	0

Net asset value, end of period	$12.07	$11.57	$10.54	$10.74	$11.41	$10.70

Total return[4]	7.54%	10.90%	2.06%	(1.99)%	11.76%	(0.28)%

Ratios and supplemental data
Net assets, end of period (thousands)	$65,860	$49,993	$90,166	$81,315	$28,922	$999
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.98%[5]	1.00%	1.09%	1.10%	1.14%	1.42%[5]
Expenses excluding waivers/reimbursements and expense reductions	1.02%[5]	1.05%	1.11%	1.10%	1.14%	1.42%[5]
Net investment income (loss)	4.10%[5]	4.01%	3.70%	3.08%	3.68%	3.85%[5]
Portfolio turnover rate	45%	106%	196%	86%	103%	46%

1	For the period from September 30, 2003 (commencement of class operations), to October 31, 2003.
2	Net investment income (loss) per share is based on average shares outstanding during the period.
3

The per share net realized and unrealized gains or losses are not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

4	Excluding applicable sales charges
5	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS B	Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31,

		2007	2006	2005	2004	2003[1]

Net asset value, beginning of period	$11.58	$10.56	$10.75	$11.42	$10.69	$10.73

Income from investment operations
Net investment income (loss)	0.20[2]	0.35[2]	0.31[2]	0.27[2]	0.32[2]	0.03[2]
Net realized and unrealized gains or losses on investments	0.61	0.70	(0.16)	(0.55)	0.85	(0.07)[3]

Total from investment operations	0.81	1.05	0.15	(0.28)	1.17	(0.04)

Distributions to shareholders from
Net investment income	(0.31)	(0.03)	0	(0.34)	(0.40)	0
Net realized gains	0	0	(0.02)	(0.05)	(0.04)	0
Tax basis return of capital	0	0	(0.32)	0	0	0

Total distributions to shareholders	(0.31)	(0.03)	(0.34)	(0.39)	(0.44)	0

Net asset value, end of period	$12.08	$11.58	$10.56	$10.75	$11.42	$10.69

Total return[4]	7.15%	10.08%	1.32%	(2.68)%	11.20%	(0.37)%

Ratios and supplemental data
Net assets, end of period (thousands)	$10,345	$7,747	$9,157	$10,140	$5,766	$331
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.73%[5]	1.74%	1.81%	1.80%	1.84%	2.18%[5]
Expenses excluding waivers/reimbursements and expense reductions	1.73%[5]	1.74%	1.81%	1.80%	1.84%	2.18%[5]
Net investment income (loss)	3.35%[5]	3.28%	2.96%	2.39%	2.99%	3.32%[5]
Portfolio turnover rate	45%	106%	196%	86%	103%	46%

1	For the period from September 30, 2003 (commencement of class operations), to October 31, 2003.
2	Net investment income (loss) per share is based on average shares outstanding during the period.
3

The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

4	Excluding applicable sales charges
5	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS C	Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31,

		2007	2006	2005	2004	2003[1]

Net asset value, beginning of period	$11.56	$10.53	$10.73	$11.40	$10.69	$10.73

Income from investment operations
Net investment income (loss)[1]	0.20[2]	0.35[2]	0.31[2]	0.27[2]	0.32[2]	0.03[2]
Net realized and unrealized gains or losses on investments	0.61	0.71	(0.17)	(0.55)	0.84	(0.07)[3]

Total from investment operations	0.81	1.06	0.14	(0.28)	1.16	(0.04)

Distributions to shareholders from
Net investment income	(0.31)	(0.03)	0	(0.34)	(0.41)	0
Net realized gains	0	0	(0.02)	(0.05)	(0.04)	0
Tax basis return of capital	0	0	(0.32)	0	0	0

Total distributions to shareholders	(0.31)	(0.03)	(0.34)	(0.39)	(0.45)	0

Net asset value, end of period	$12.06	$11.56	$10.53	$10.73	$11.40	$10.69

Total return[4]	7.08%	10.09%	1.31%	(2.67)%	11.13%	(0.37)%

Ratios and supplemental data
Net assets, end of period (thousands)	$23,563	$19,983	$26,057	$31,389	$13,676	$811
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.73%[5]	1.74%	1.81%	1.80%	1.84%	2.20%[5]
Expenses excluding waivers/reimbursements and expense reductions	1.73%[5]	1.74%	1.81%	1.80%	1.84%	2.20%[5]
Net investment income (loss)	3.35%[5]	3.27%	2.96%	2.38%	2.98%	3.37%[5]
Portfolio turnover rate	45%	106%	196%	86%	103%	46%

[1]	For the period from September 30, 2003 (commencement of class operations), to October 31, 2003
[2]	Net investment income (loss) per share is based on average shares outstanding during the period.
[3]

The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

[4]	Excluding applicable sales charges
[5]	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS I	Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31,

		2007	2006	2005	2004	2003

Net asset value, beginning of period	$11.56	$10.54	$10.73	$11.40	$10.69	$9.14

Income from investment operations
Net investment income (loss)	0.25	0.47	0.42[1]	0.38[1]	0.43[1]	0.48[1]
Net realized and unrealized gains or losses on investments	0.62	0.69	(0.16)	(0.55)	0.82	1.84

Total from investment operations	0.87	1.16	0.26	(0.17)	1.25	2.32

Distributions to shareholders from
Net investment income	(0.37)	(0.14)	0	(0.45)	(0.50)	(0.77)
Net realized gains	0	0	(0.02)	(0.05)	(0.04)	0
Tax basis return of capital	0	0	(0.43)	0	0	0

Total distributions to shareholders	(0.37)	(0.14)	(0.45)	(0.50)	(0.54)	(0.77)

Net asset value, end of period	$12.06	$11.56	$10.54	$10.73	$11.40	$10.69

Total return	7.61%	11.14%	2.45%	(1.71)%	12.04%	25.79%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,087,495	$1,032,304	$943,309	$806,728	$427,959	$147,367
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.73%[2]	0.74%	0.81%	0.80%	0.84%	0.91%
Expenses excluding waivers/reimbursements and expense reductions	0.73%[2]	0.74%	0.81%	0.80%	0.84%	0.91%
Net investment income (loss)	4.34%[2]	4.31%	3.98%	3.39%	3.96%	4.60%
Portfolio turnover rate	45%	106%	196%	86%	103%	46%

[1]	Net investment income (loss) per share is based on average shares outstanding during the period.
[2]	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS IS	Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31,

		2007	2006	2005	2004	2003

Net asset value, beginning of period	$11.59	$10.55	$10.74	$11.41	$10.70	$9.16

Income from investment operations
Net investment income (loss)	0.24[1]	0.42[1]	0.40	0.35[1]	0.40[1]	0.44[1]
Net realized and unrealized gains or losses on investments	0.60	0.72	(0.16)	(0.55)	0.83	1.86

Total from investment operations	0.84	1.14	0.24	(0.20)	1.23	2.30

Distributions to shareholders from
Net investment income	(0.35)	(0.10)	0	(0.42)	(0.48)	(0.76)
Net realized gains	0	0	(0.02)	(0.05)	(0.04)	0
Tax basis return of capital	0	0	(0.41)	0	0	0

Total distributions to shareholders	(0.35)	(0.10)	(0.43)	(0.47)	(0.52)	(0.76)

Net asset value, end of period	$12.08	$11.59	$10.55	$10.74	$11.41	$10.70

Total return	7.49%	10.98%	2.11%	(1.95)%	11.83%	25.48%

Ratios and supplemental data
Net assets, end of period (thousands)	$6,435	$6,417	$18,275	$20,158	$5,816	$2,297
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.97%[2]	1.00%	1.06%	1.05%	1.10%	1.18%
Expenses excluding waivers/reimbursements and expense reductions	0.97%[2]	1.00%	1.06%	1.05%	1.10%	1.18%
Net investment income (loss)	4.09%[2]	3.86%	3.73%	3.13%	3.71%	4.18%
Portfolio turnover rate	45%	106%	196%	86%	103%	46%

[1]	Net investment income (loss) per share is based on average shares outstanding during the period.
[2]	Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS
April 30, 2008 (unaudited)	Principal
	Amount	Value

CORPORATE BONDS 0.4%
FINANCIALS 0.4%
Consumer Finance 0.4%
Daimler Financial Services AG, 4.875%, 06/15/2010 ρ (cost $4,994,755)	$5,044,000	$5,097,144

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 49.2%
CONSUMER DISCRETIONARY 0.4%
Media 0.4%
Central European Media Enterprise, Ltd., 8.25%, 05/15/2012 EUR	3,036,000	4,843,982

CONSUMER STAPLES 2.8%
Beverages 0.4%
Canandaigua Brands, Inc., 8.50%, 11/15/2009 GBP	2,683,000	5,308,029

Food & Staples Retailing 0.3%
Koninklijke Ahold NV, 5.875%, 03/14/2012 EUR	2,660,000	4,158,028

Household Products 1.4%
Procter & Gamble Co., 4.50%, 05/12/2014 EUR	10,501,000	16,155,455

Tobacco 0.7%
British American Tobacco plc, 5.75%, 12/09/2013 GBP	4,127,000	7,940,291

ENERGY 2.3%
Oil, Gas & Consumable Fuels 2.3%
GAZPROM OAO:
5.36%, 10/31/2014 EUR ##	3,623,000	5,167,647
6.58%, 10/31/2013 GBP	1,238,000	2,247,713
Total Capital SA:
4.875%, 09/22/2011 CAD	9,000,000	9,265,934
5.75%, 04/08/2011 AUD	5,503,000	4,938,449
Transco plc, 7.00%, 12/15/2008 AUD	5,962,000	5,577,959

		27,197,702

FINANCIALS 37.6%
Capital Markets 1.2%
Merrill Lynch & Co., Inc., 5.125%, 09/24/2010 GBP	4,127,000	7,734,872
Morgan Stanley, 5.375%, 11/14/2013 GBP	3,531,000	6,511,330

		14,246,202

Commercial Banks 24.3%
Bank Nederlandse Gemeenten NV:
3.75%, 12/16/2013 EUR	10,593,000	16,071,721
4.875%, 04/21/2010 GBP	4,311,000	8,504,144
5.50%, 07/20/2012 AUD	9,200,000	8,035,484
Eurofima, 5.50%, 09/15/2009 AUD	11,830,000	10,843,845

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued
April 30, 2008 (unaudited)	Principal
	Amount	Value

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
FINANCIALS continued
Commercial Banks continued
European Investment Bank:
4.50%, 01/14/2013 GBP	3,263,000	$6,348,521
5.625%, 10/15/2010 EUR	10,456,000	16,798,535
6.125%, 01/23/2017 AUD	12,667,000	11,244,489
6.25%, 04/15/2014 GBP	3,338,000	7,055,595
6.50%, 09/10/2014 NZD	11,189,000	8,248,708
6.75%, 11/17/2008 NZD	7,773,000	6,013,862
Instituto de Credito Oficial, 5.375%, 03/17/2010 GBP	21,608,000	43,211,286
Kommunalbanken AS, 4.125%, 06/03/2013 CAD	7,338,000	7,347,325
Kreditanstalt für Wiederaufbau:
4.125%, 07/04/2017 EUR	6,787,000	10,288,164
4.95%, 10/14/2014 CAD	29,788,000	30,976,622
6.00%, 07/15/2009 NZD	13,987,000	10,663,720
6.00%, 09/15/2009 AUD	2,018,000	1,861,361
Landwirtschaftliche Rentenbank:
4.25%, 11/16/2012 CAD	27,964,000	28,317,992
5.75%, 01/21/2015 AUD	21,782,000	18,879,073
6.625%, 05/27/2010 NZD	6,000,000	4,572,477
Nordic Investment Bank, 5.375%, 01/18/2011 AUD	11,006,000	9,846,204
Rabobank Australia, Ltd., 6.25%, 11/22/2011 NZD	2,673,000	1,996,099
Rabobank Nederland, 4.25%, 01/16/2017 EUR	15,041,000	22,450,195

		289,575,422

Consumer Finance 3.7%
American Express Credit Corp., 5.625%, 08/18/2009 GBP	2,751,000	5,359,424
BMW Finance NV, 5.25%, 11/21/2013 GBP	5,000,000	9,480,342
HSBC Finance Corp., 7.00%, 03/27/2012 GBP	2,238,000	4,453,265
JTI UK Finance plc, 4.50%, 04/02/2014 EUR	6,879,000	10,331,917
SLM Corp., 6.50%, 06/15/2010 NZD	2,293,000	1,552,116
Toyota Motor Credit Corp., 8.50%, 12/21/2010 NZD	11,006,000	8,693,297
Virgin Media Finance plc, 8.75%, 04/15/2014 EUR ρ	2,898,000	4,291,113

		44,161,474

Diversified Financial Services 3.3%
Dubai Holding Commercial Operations Group, LLC, 6.00%, 02/01/2017 GBP	7,850,000	14,163,091
General Electric Capital Australia Funding, 6.00%, 06/15/2011 AUD	2,751,000	2,399,472
General Electric Capital Corp., 6.125%, 05/17/2012 GBP	9,630,000	19,224,532
Lighthouse Group plc, 8.00%, 04/30/2014 EUR	3,192,000	4,223,365

		40,010,460

Insurance 0.1%
Travelers Insurance Co., 6.00%, 04/07/2009 AUD	1,834,000	1,686,218

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued
April 30, 2008 (unaudited)	Principal
	Amount	Value

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
FINANCIALS continued
Thrifts & Mortgage Finance 5.0%
Nykredit, 5.00%, 10/01/2035 DKK	58,984,445	$11,821,016
Realkredit Danmark, 4.00%, 10/01/2035 DKK	153,036,932	28,138,889
Totalkredit, FRN, 5.36%, 01/01/2015 DKK	93,507,639	19,829,280

		59,789,185

INDUSTRIALS 1.0%
Aerospace & Defense 0.4%
Bombardier, Inc., 7.25%, 11/15/2016 EUR	2,990,000	4,700,775

Machinery 0.6%
Harsco Corp., 7.25%, 10/27/2010 GBP	2,293,000	4,656,418
Savcio Holdings, Ltd., 8.00%, 02/15/2013 EUR	1,651,000	2,309,739

		6,966,157

INFORMATION TECHNOLOGY 0.3%
Office Electronics 0.3%
Xerox Corp., 9.75%, 01/15/2009 EUR	2,103,000	3,306,264

MATERIALS 1.0%
Chemicals 0.2%
BOC Group, 5.875%, 04/29/2009 GBP	1,089,000	2,148,548

Containers & Packaging 0.5%
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014 EUR	1,376,000	2,120,462
Owens-Illinois European Group BV, 6.875%, 03/31/2017 EUR	2,376,000	3,643,003

		5,763,465

Metals & Mining 0.3%
Anglo American plc, 5.125%, 12/15/2010 GBP	1,834,000	3,548,833

TELECOMMUNICATION SERVICES 2.3%
Diversified Telecommunication Services 2.3%
France Telecom:
4.75%, 02/21/2017 EUR	3,500,000	5,243,201
7.25%, 01/28/2013 EUR	6,053,000	10,276,643
7.50%, 03/14/2011 GBP	3,669,000	7,575,781
Nordic Telephone Co., 8.25%, 05/01/2016 EUR	2,953,000	4,550,672

		27,646,297

UTILITIES 1.5%
Multi-Utilities 1.5%
Centrica plc, 5.875%, 11/02/2012 GBP	1,926,000	3,734,740

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued
April 30, 2008 (unaudited)	Principal
	Amount	Value

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
UTILITIES continued
Multi-Utilities continued
Veolia Environnement SA:
4.00%, 02/12/2016 EUR	5,205,000	$7,299,563
4.375%, 01/16/2017 EUR	5,000,000	7,125,552

		18,159,855

Total Foreign Bonds – Corporate (Principal Amount Denominated in Currency Indicated) (cost $546,624,692)		587,312,642

FOREIGN BONDS – GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 45.5%
Australia, Ser. 17RG, 5.50%, 03/01/2017 AUD	51,371,000	44,026,374
Caisse d’Amortissement de la Dette Sociale, 4.125%, 04/25/2017 EUR	26,235,000	40,080,059
Canada, 4.40%, 03/08/2016 CAD	17,807,000	18,045,676
Denmark:
4.00%, 11/15/2017 DKK	155,498,000	31,494,495
7.00%, 11/10/2024 DKK	91,716,000	24,160,843
France, 4.00%, 10/25/2013 EUR	31,917,000	49,541,436
Germany, 3.75%, 01/04/2017 EUR	12,350,000	18,681,349
Hong Kong, 4.23%, 03/21/2011 HKD	249,250,000	33,948,662
Korea:
5.25%, 09/10/2015 KRW	11,400,000,000	11,482,155
5.25%, 03/10/2027 KRW	23,090,000,000	23,268,430
Mexico, 10.00%, 12/05/2024 MXN	284,530,000	32,128,017
Netherlands:
4.00%, 07/15/2018 EUR	70,000,000	106,019,993
4.00%, 01/15/2037 EUR	4,150,000	5,748,112
New Zealand, 6.00%, 07/15/2008 NZD ρ	19,338,000	15,060,963
Norway:
4.25%, 05/19/2017 NOK ρ	236,920,000	45,519,985
5.00%, 05/15/2015 NOK	49,572,000	9,994,227
Poland, 5.00%, 10/24/2013 PLN #	80,000,000	34,367,111

Total Foreign Bonds – Government (Principal Amount Denominated in Currency Indicated) (cost $512,640,486)		543,567,887

YANKEE OBLIGATIONS – CORPORATE 0.5%
FINANCIALS 0.2%
Consumer Finance 0.2%
Virgin Media Finance plc, 9.125%, 08/15/2016	$1,591,000	1,543,270
TELECOMMUNICATION SERVICES 0.3%
Wireless Telecommunication Services 0.3%
Vimpel Communications, 8.25%, 05/23/2016 ρ	3,916,000	3,847,274

Total Yankee Obligations – Corporate (cost $5,868,410)		5,390,544

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued
April 30, 2008 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 7.9%
MUTUAL FUND SHARES 7.9%
Evergreen Institutional Money Market Fund, Class I, 2.78% q ø ##	32,210,408	$32,210,408
Navigator Prime Portfolio, 2.79% § ρρ	62,242,631	62,242,631

Total Short-Term Investments (cost $94,453,039)		94,453,039

Total Investments (cost $1,164,581,382) 103.5%		1,235,821,256
Other Assets and Liabilities (3.5%)		(42,123,305)

Net Assets 100.0%		$1,193,697,951

ρ	All or a portion of this security is on loan.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
§	Rate shown is the 1-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.

Summary of Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
FRN	Floating Rate Note
GBP	Great British Pound
HKD	Hong Kong Dollar
KRW	Republic of Korea Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued
April 30, 2008 (unaudited)

The following table shows the percent of total long-term investments by geographic location as of April 30, 2008:

Netherlands	15.8%
France	12.4%
Germany	10.9%
Denmark	10.5%
Australia	6.3%
United States	6.2%
Luxembourg	5.7%
Norway	5.5%
Spain	3.8%
Canada	3.7%
United Kingdom	3.4%
Hong Kong	3.0%
Poland	3.0%
South Korea	3.0%
Mexico	2.8%
New Zealand	1.3%
Cayman Islands	1.2%
Finland	0.9%
Bermuda	0.4%
South Africa	0.2%

100.0%

The following table shows the percent of total long-term investments by credit quality based on Moody’s and Standard & Poor’s ratings as of April 30, 2008:

AAA	68.2%
AA	8.1%
A	16.6%
BBB	3.2%
BB	2.8%
B	1.1%

100.0%

The following table shows the percent of total long-term investments based on effective maturity as of April 30, 2008:

Less than 1 year	5.5%
1 to 3 year(s)	16.5%
3 to 5 years	9.1%
5 to 10 years	49.2%
10 to 20 years	15.8%
20 to 30 years	3.9%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2008 (unaudited)

Assets
Investments in securities, at value (cost $1,132,370,974) including $61,247,275 of securities loaned	$1,203,610,848
Investments in affiliated money market fund, at value (cost $32,210,408)	32,210,408

Total investments	1,235,821,256
Foreign currency, at value (cost $ 4,301,493)	4,564,352
Receivable for securities sold	36,324,522
Receivable for Fund shares sold	2,213,952
Interest receivable	20,248,299
Receivable for closed forward foreign currency exchange contracts	190,338
Receivable for securities lending income	23,809
Unrealized gains on forward foreign currency exchange contracts	1,793,766
Prepaid expenses and other assets	14,212

Total assets	1,301,194,506

Liabilities
Payable for securities purchased	34,747,091
Payable for Fund shares redeemed	726,384
Unrealized losses on forward foreign currency exchange contracts	9,626,321
Payable for securities on loan	62,242,631
Advisory fee payable	15,868
Distribution Plan expenses payable	1,415
Due to other related parties	6,375
Accrued expenses and other liabilities	130,470

Total liabilities	107,496,555

Net assets	$1,193,697,951

Net assets represented by
Paid-in capital	$1,061,686,072
Undistributed net investment income	20,006,483
Accumulated net realized gains on investments	47,381,434
Net unrealized gains on investments	64,623,962

Total net assets	$1,193,697,951

Net assets consists of
Class A	$65,860,133
Class B	10,345,228
Class C	23,562,786
Class I	1,087,495,087
Class IS	6,434,717

Total net assets	$1,193,697,951

Shares outstanding (unlimited number of shares authorized)
Class A	5,457,265
Class B	856,133
Class C	1,954,530
Class I	90,195,086
Class IS	532,470

Net asset value per share
Class A	$12.07
Class A — Offering price (based on sales charge of 4.75%)	$12.67
Class B	$12.08
Class C	$12.06
Class I	$12.06
Class IS	$12.08

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2008 (unaudited)

Investment income
Interest (net of foreign withholding taxes of $107,694)	$28,805,445
Income from affiliate	423,906
Securities lending	178,303

Total investment income	29,407,654

Expenses
Advisory fee	2,835,490
Distribution Plan expenses
Class A	78,220
Class B	42,681
Class C	104,577
Class IS	7,795
Administrative services fee	579,722
Transfer agent fees	188,588
Trustees’ fees and expenses	12,278
Printing and postage expenses	34,080
Custodian and accounting fees	503,996
Registration and filing fees	23,552
Professional fees	25,185
Other	5,648

Total expenses	4,441,812
Less: Expense reductions	(10,495)
Expense reimbursements	(10,883)

Net expenses	4,420,434

Net investment income	24,987,220

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities	23,109,437
In-kind redemptions	17,784,549
Foreign currency related transactions	37,429,839

Net realized gains on investments	78,323,825
Net change in unrealized gains or losses on investments	(16,139,047)

Net realized and unrealized gains or losses on investments	62,184,778

Net increase in net assets resulting from operations	$87,171,998

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2008 (unaudited)		Year Ended October 31, 2007

Operations
Net investment income		$24,987,220		$46,307,244
Net realized gains or losses on investments		78,323,825		(15,323,141)
Net change in unrealized gains or losses on investments		(16,139,047)		83,130,046

Net increase in net assets resulting from operations		87,171,998		114,114,149

Distributions to shareholders from
Net investment income
Class A		(1,513,127)		(706,692)
Class B		(206,956)		(22,818)
Class C		(532,477)		(60,144)
Class I		(33,222,792)		(12,987,972)
Class IS		(184,818)		(56,738)

Total distributions to shareholders		(35,660,170)		(13,834,364)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	1,861,449	22,327,009	1,349,131	14,547,516
Class B	257,654	3,077,981	63,433	689,136
Class C	398,936	4,778,858	240,927	2,610,873
Class I	19,025,888	226,721,313	31,021,467	334,934,355
Class IS	102,520	1,209,706	269,874	2,935,674

		258,114,867		355,717,554

Net asset value of shares issued in reinvestment of distributions
Class A	106,119	1,207,145	54,956	587,735
Class B	12,580	142,726	1,414	15,230
Class C	23,071	261,276	2,810	30,173
Class I	878,628	9,989,059	400,371	4,291,728
Class IS	7,536	85,741	1,969	21,222

		11,685,947		4,946,088

Automatic conversion of Class B shares to Class A shares
Class A	12,951	153,350	10,967	119,124
Class B	(12,939)	(153,350)	(10,955)	(119,124)

		0		0

Payment for shares redeemed
Class A	(845,342)	(10,028,782)	(5,646,889)	(61,260,048)
Class B	(69,993)	(823,697)	(252,470)	(2,724,031)
Class C	(196,496)	(2,306,970)	(988,451)	(10,650,171)
Class I	(19,024,481)	(229,357,524)	(31,616,880)	(341,325,483)
Class IS	(131,329)	(1,541,660)	(1,450,665)	(15,503,208)

		(244,058,633)		(431,462,941)

Net increase (decrease) in net assets resulting from capital share transactions		25,742,181		(70,799,299)

Total increase in net assets		77,254,009		29,480,486
Net assets
Beginning of period		1,116,443,942		1,086,963,456

End of period		$1,193,697,951		$1,116,443,942

Undistributed net investment income		$20,006,483		$30,679,433

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen International Bond Fund (the “Fund”) is a diversified series of Evergreen Select Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class I and Class IS shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.52% and declining to 0.45% as average daily net assets increase. For the six months ended April 30, 2008, the advisory fee was equivalent to 0.49% of the Fund’s average daily net assets (on an annualized basis).

First International Advisors, Inc. d/b/a Evergreen International Advisors, an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended April 30, 2008, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $10,883.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class A and Class IS shares and 1.00% of the average daily net assets for each of Class B and Class C shares. Prior to April 1, 2008, distribution fees were paid at an annual rate of 0.30% of the average daily net assets for Class A shares.

For the six months ended April 30, 2008, EIS received $6,126 from the sale of Class A shares and $26, $8,770 and $31 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $627,266,661 and $504,256,570, respectively, for the six months ended April 30, 2008.

At April 30, 2008, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange	Contracts	U.S. Value at	In Exchange for	Unrealized
Date	to Receive	April 30, 2008	U.S. $	Loss

06/24/2008	1,166,198,770 JPY	$11,210,028	$11,740,000	$529,972
06/24/2008	1,818,804,000 JPY	17,483,164	17,800,000	316,836

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Forward Foreign Currency Exchange Contracts to Buy:

Exchange	Contracts to		U.S. Value at	In Exchange		U.S. Value at	Unrealized
Date	Receive		April 30, 2008	for		April 30, 2008	Gain (Loss)

05/19/2008	6,063,550,000	JPY	$58,161,769	72,713,155	NZD	$56,658,845	$1,502,924
05/19/2008	3,625,000	NZD	2,824,637	290,797,500	JPY	2,789,339	35,298
05/19/2008	508,694,200	JPY	4,879,411	6,190,000	NZD	4,823,312	56,099
06/16/2008	3,803,000,000	JPY	36,539,601	289,133,360	HKD	37,147,771	(608,170)
06/16/2008	36,480,000	HKD	4,686,941	467,053,440	JPY	4,487,496	199,445
06/16/2008	242,919,600	JPY	2,333,995	18,480,000	HKD	2,374,305	(40,310)
07/14/2008	9,864,304,000	JPY	94,928,376	107,104,278	AUD	99,910,180	(4,981,804)
07/15/2008	8,687,895,000	JPY	83,612,080	54,730,345	EUR	84,901,840	(1,289,760)
07/15/2008	35,812,535	EUR	55,555,106	28,770,000	GBP	56,758,541	(1,203,435)
07/22/2008	6,000,000,000	JPY	57,766,996	58,846,029	CAD	58,388,684	(621,688)
07/22/2008	151,020,000	JPY	1,453,996	1,500,000	CAD	1,488,342	(34,346)

During the six months ended April 30, 2008, the Fund loaned securities to certain brokers. At April 30, 2008, the value of securities on loan and the total value of collateral received for securities loaned amounted to $61,247,275and $62,242,631, respectively.

On April 30, 2008, the aggregate cost of securities for federal income tax purposes was $1,164,690,549. The gross unrealized appreciation and depreciation on securities based on tax cost was $74,998,178 and $3,867,471, respectively, with a net unrealized appreciation of $71,130,707.

As of October 31, 2007, the Fund had $6,450,607 in capital loss carryovers for federal income tax purposes with $1,243,097 expiring in 2014 and $5,207,510 expiring in 2015.

6. IN - KIND TRANSACTION

Effective at the close of business on March 14, 2008, the Fund distributed assets through an in-kind redemption. The number and value of Class I shares redeemed are reflected as payment for shares redeemed in the Statement of Changes in Net Assets for the six months ended April 30, 2008. In the transaction, the Fund distributed securities with a market value and accrued interest of $97,382,645 and cash in the amount of $7,181,662. The Fund realized $17,784,549 of net capital gains resulting from the in-kind redemption. The Fund recognizes a gain on in-kind redemptions to the extent that the value of the distributed securities on the date of redemption exceeds the cost of those securities. Such gains are not taxable to the Fund and are not required to be distributed to shareholders. The Fund has reclassified this amount against paid-in capital. This reclassification is reflected on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the Fund’s net assets or net asset value per share.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an inter-fund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended April 30, 2008, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%. During the six months ended April 30, 2008, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Chairman of the Finance Committee, Member of the Executive Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 53 portfolios as of 12/31/2007)

Managing Director,Almanac Capital Management (commodities firm);Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel[1] Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and Assistant General Counsel, Wachovia Corporation

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Co., Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

[1]

Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 94 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

[2]	Mr. Wagoner is an “interested person”of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.
[3]	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4]	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

5666678 rv5 06/2008

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)

There has been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust

By:

Dennis H. Ferro, Principal Executive Officer

Date: June 30, 2008

Pursuat to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

Dennis H. Ferro, Principal Executive Officer

Date: June 30, 2008

By:

Kasey Phillips Principal Executive Officer

Date: June 30, 2008